Document and Entity Information	Oct. 29, 2026
Cover [Abstract]
Amendment Flag	false
Entity Central Index Key	0001837240
Document Type	8-K
Document Period End Date	Oct. 29, 2026
Entity Registrant Name	SYMBOTIC INC.
Entity Incorporation State Country Code	DE
Entity File Number	001-40175
Entity Tax Identification Number	98-1572401
Entity Address, Address Line One	200 Research Drive
Entity Address, City or Town	Wilmington
Entity Address, State or Province	MA
Entity Address, Postal Zip Code	01887
City Area Code	(978)
Local Phone Number	284-2800
Written Communications	false
Soliciting Material	false
Pre Commencement Tender Offer	false
Pre Commencement Issuer Tender Offer	false
Security 12b Title	Class A common stock, par value $0.0001 per share
Trading Symbol	SYM
Security Exchange Name	NASDAQ
Entity Emerging Growth Company	false